Expense Example - R2 R3 R4 R5 R6 Shares - JPMorgan Mid Cap Growth Fund	Class R2 1 Year	Class R2 3 Years	Class R2 5 Years	Class R2 10 Years	Class R3 1 Year	Class R3 3 Years	Class R3 5 Years	Class R3 10 Years	Class R4 1 Year	Class R4 3 Years	Class R4 5 Years	Class R4 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	148	476	827	1,817	122	389	677	1,496	97	311	543	1,209	81	263	461	1,033	72	233	408	915